Earnings (loss) per share (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator :
Numerator for basic earnings/(loss) per share from continuing operations	(1,662,257)	(572,098)	1,775,181
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	194,788,429	167,101,076	162,900,657
Dilutive effect of share options and RSUs			728,804
Dilutive effect of convertible notes (in shares)			7,487,223
Denominator for diluted earnings per share (in shares)	194,788,429	167,101,076	171,116,684
Basic earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.90
Diluted earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.72
Basic (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)
Diluted (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)
Anti-dilutive securities	5,628,371	7,875,966
Continuing operations
Numerator :
Numerator for basic earnings/(loss) per share from continuing operations	(1,662,257)	(572,098)	1,775,181
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes			(70,458)
Foreign exchange gain on convertible notes			(33,021)
Accretion of non-cash interest charge on convertible notes			95,547
Amortization of deferred issuance cost in relation to convertible notes			28,368
Interest expense of convertible notes			67,876
Capitalized interest			(28,626)
Numerator for diluted earnings/(loss) per share from continuing operations	(1,662,257)	(572,098)	1,834,867
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	194,788,429	167,101,076	162,900,657
Dilutive effect of share options and RSUs			728,804
Dilutive effect of convertible notes (in shares)			7,487,223
Denominator for diluted earnings per share (in shares)	194,788,429	167,101,076	171,116,684
Basic earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.90
Diluted earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.72
Discontinued Operations
Numerator :
Numerator for basic and diluted (loss)/earnings per share from discontinued operations		7,753	(19,830)
Denominator:
Basic (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)
Diluted (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)